Inventories (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Supplies and spare-parts	$ 39,816	$ 20,047
Advance to suppliers		1
Total inventories	$ 39,816	$ 20,048